Condensed Combined and Consolidated Statements of Equity/(Deficit) - USD ($)	Total	Roivant Sciences Ltd. (RSL) [Member]	Common Stock	Common Shares Subscribed	Additional Paid-In- Capital	Additional Paid-In- Capital Roivant Sciences Ltd. (RSL) [Member]	Net Parent Investment	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 19, 2017	$ 0
Beginning Balance,Shares at Dec. 19, 2017			0
Net transfers from parent	32,527,447						$ 32,527,447
Foreign currency translation adjustment	160,980								$ 160,980
Net loss	(34,185,142)						(34,185,142)
Ending Balance at Mar. 31, 2018	(1,496,715)						(1,657,695)		160,980
Net transfers from parent	5,419,246						5,419,246
Foreign currency translation adjustment	34,729								34,729
Net loss	(4,368,384)						(4,368,384)
Ending Balance at Jul. 06, 2018	(411,124)		$ 100	$ (100)			(606,833)		195,709
Ending Balance,Shares at Jul. 06, 2018			10,000,000
Beginning Balance at Mar. 31, 2018	(1,496,715)						(1,657,695)		160,980
Net loss	(10,718,364)
Ending Balance at Sep. 30, 2018	2,319,958		$ 750	(750)	$ 8,975,264			$ (6,956,813)	301,507
Ending Balance,Shares at Sep. 30, 2018			75,000,000
Beginning Balance at Mar. 31, 2018	(1,496,715)						(1,657,695)		160,980
Net loss	(28,599,424)
Ending Balance at Mar. 31, 2019	7,337,333		$ 789	(750)	31,829,654			(24,837,873)	345,513
Ending Balance,Shares at Mar. 31, 2019			78,906,250
Beginning Balance at Jul. 06, 2018	(411,124)		$ 100	(100)			(606,833)		195,709
Beginning Balance,Shares at Jul. 06, 2018			10,000,000
Common share subscription			$ 650	(650)
Common share subscription, shares			65,000,000
Transfer to Accumulated Deficit							606,833	(606,833)
Cash contribution	7,020,869				7,020,869
Capital contribution - share-based compensation	481,471				481,471
Capital contribution - expenses allocated from Roivant Sciences Ltd.		$ 1,471,600				$ 1,471,600
Share-based compensation	1,324				1,324
Foreign currency translation adjustment	105,798								105,798
Net loss	(6,349,980)							(6,349,980)
Ending Balance at Sep. 30, 2018	2,319,958		$ 750	(750)	8,975,264			(6,956,813)	301,507
Ending Balance,Shares at Sep. 30, 2018			75,000,000
Beginning Balance at Jul. 06, 2018	(411,124)		$ 100	(100)			(606,833)		195,709
Beginning Balance,Shares at Jul. 06, 2018			10,000,000
Common share subscription			$ 650	(650)
Common share subscription, shares			65,000,000
Issuance of common shares, net	14,745,760		$ 39		14,745,721
Issuance of common shares, net, shares			3,906,250
Transfer to Accumulated Deficit							$ 606,833	(606,833)
Cash contribution	13,900,550				13,900,550
Capital contribution - share-based compensation	922,181				922,181
Capital contribution - expenses allocated from Roivant Sciences Ltd.		2,230,398				2,230,398
Share-based compensation	30,804				30,804
Foreign currency translation adjustment	149,804								149,804
Net loss	(24,231,040)							(24,231,040)
Ending Balance at Mar. 31, 2019	7,337,333		$ 789	(750)	31,829,654			(24,837,873)	345,513
Ending Balance,Shares at Mar. 31, 2019			78,906,250
Settlement of common share subscription	750			$ 750
Capital contribution - share-based compensation	53,344				53,344
Capital contribution - expenses allocated from Roivant Sciences Ltd.		$ 551,027				$ 551,027
Share-based compensation	3,656,108				3,656,108
Foreign currency translation adjustment	(344,135)								(344,135)
Net loss	(34,540,974)							(34,540,974)
Ending Balance at Sep. 30, 2019	$ (23,286,547)		$ 789		$ 36,090,133			$ (59,378,847)	$ 1,378
Ending Balance,Shares at Sep. 30, 2019			78,906,250